PERFORMANCE SHARE UNITS (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Aug. 07, 2013
PERFORMANCE SHARE UNITS
Number of incentive shares estimated to be issued	1,000,000
Expenses incurred	$ 286,770
PSUs
PERFORMANCE SHARE UNITS
Percentage of units estimated to be issued	100.00%
Closing stock price (in dollars per share)		$ 0.45
Expenses to be amortized over performance period	450,000
Expenses incurred	$ 75,000
Nathaniel Bradley | PSUs
PERFORMANCE SHARE UNITS
Performance share unit agreement granted (in shares)	200,000
Performance share unit subject to increase of total units (in shares)	400,000
Performance share unit agreement period	3 years
Number of shares issued for each performance share unit (in shares)	1
Sean Bradley | PSUs
PERFORMANCE SHARE UNITS
Performance share unit agreement granted (in shares)	200,000
Performance share unit subject to increase of total units (in shares)	300,000
Performance share unit agreement period	3 years
Number of shares issued for each performance share unit (in shares)	1
James Crawford | PSUs
PERFORMANCE SHARE UNITS
Performance share unit agreement granted (in shares)	200,000
Performance share unit subject to increase of total units (in shares)	300,000
Performance share unit agreement period	3 years
Number of shares issued for each performance share unit (in shares)	1